U.S. GOVERNMENT SECURITIES FUND


                        S E M I - A N N U A L R E P O R T


                             Dated December 31 1995



Voyageur offers a family of mutual funds, each with an individual objective stated in its prospectus. Investment objectives of the funds range from high current income to long-term capital appreciation. Exchange privileges allow you to change your investment between Voyageur Funds as your objectives or market conditions change.

VOYAGEUR TAX FREE FUNDS seek high current income free from both Federal income taxes and state income taxes (where applicable). The Funds invest in investment grade municipal bonds.

Voyageur ARIZONA Tax Free Fund          Voyageur MINNESOTA Tax Free Fund
Voyageur CALIFORNIA Tax Free Fund       Voyageur NATIONAL Tax Free Fund
Voyageur COLORADO Tax Free Fund         Voyageur NEW MEXICO Tax Free Fund
Voyageur FLORIDA Tax Free Fund          Voyageur NORTH DAKOTA Tax Free Fund
Voyageur IDAHO Tax Free Fund            Voyageur UTAH Tax Free Fund
Voyageur IOWA Tax Free Fund             Voyageur WISCONSIN Tax Free Fund
Voyageur KANSAS Tax Free Fund

VOYAGEUR INSURED TAX FREE FUNDS seek high current income free from both Federal income taxes and state income taxes (where applicable) with the added safety of an insured portfolio. The Funds invest in insured municipal bonds.

Voyageur ARIZONA Insured                Voyageur MISSOURI Insured
  Tax Free Fund                           Tax Free Fund
Voyageur CALIFORNIA Insured             Voyageur NATIONAL Insured
  Tax Free Fund                           Tax Free Fund
Voyageur FLORIDA                        Voyageur OREGON
  Tax Free Fund                           Tax Free Fund
Voyageur MINNESOTA Insured Fund         Voyageur WASHINGTON
                                          Tax Free Fund

VOYAGEUR LIMITED TERM FUNDS seek to preserve original investment principal while providing income free from both Federal income taxes and state income taxes (where applicable). The Funds invest in intermediate term investment grade municipal bonds.

Voyageur FLORIDA Limited Term Tax Free Fund          Voyageur NATIONAL Limited
Voyageur MINNESOTA Limited Term Tax Free Fund           Term Tax Free Fund

VOYAGEUR EQUITY FUNDS seek long term capital appreciation by investing in common stocks.

Voyageur AGGRESSIVE GROWTH Fund       Voyageur GROWTH Stock Fund
Voyageur GROWTH AND INCOME Fund       Voyageur INTERNATIONAL Equity Fund

VOYAGEUR INCOME FUNDS seek high current income from investments issued, guaranteed or otherwise backed by the full faith and credit of the U.S. Government.

Voyageur U.S. GOVERNMENT SECURITIES Fund

VOYAGEUR CASH TRUST SERIES MONEY MARKET FUNDS seek high current income, principal protection and liquidity by investing in money market instruments.

Voyageur CALIFORNIA MUNICIPAL CASH Series   Voyageur MUNICIPAL CASH Series
Voyageur FLORIDA MUNICIPAL CASH Series      Voyageur OHIO MUNICIPAL CASH Series
Voyageur GOVERNMENT CASH Series             Voyageur PRIME CASH Series
Voyageur MINNESOTA MUNICIPAL CASH Series    Voyageur TREASURY CASH Series

For more complete information regarding the investment objectives, fees and expenses of the Funds, please obtain a prospectus from your Investment Representative or from Voyageur, 90 South Seventh Street, Suite 4400, Minneapolis, MN 55402-4115; (612) 376-7044 (local); 800-525-6584 (MKTG).


Dear Shareholder:

My last report to you, dated June 30, 1995, discussed the bond market's dramatic rebound in the first half of 1995. This good news continued for Voyageur U.S. Government Securities Fund investors in this reporting period.

As you may recall, 1994 represented one of the most difficult years for fixed income investors since the 1920s. Voyageur's investment strategy, however, emphasizes total return over the long term. Shareholders who maintained a long term outlook through 1994 are to be congratulated for their patience, and moreover, have been rewarded for this patience in 1995.

We have had some interesting and unique economic and political developments during this reporting period. Federal funds rates (the rate that Federal Reserve member banks charge each other for overnight borrowings) were lowered by a total of .50% (50 basis points). Also during this reporting period, Congress continues--even at the time of this printing--to debate how to balance the federal budget.

In the following pages, Jane Wyatt, the Fund's manager and Voyageur's Chief Investment Officer, will elaborate on these and other points of interest related to your Fund. She will also share Voyageur's economic outlook.

Finally, I'd like to apprise you of the amount of capital appreciation and current income generated by the Fund on your behalf during the reporting period.

                                                                                               TOTAL NET
                                              NET ASSET          NET ASSET                      ASSETS
                                                VALUE              VALUE       DIVIDENDS        END OF
                                              BEGINNING             END        PAID PER         PERIOD
                                              OF PERIOD          OF PERIOD       SHARE          (000'S)
                                              ---------          ---------       -----          -------
PERIOD
------
Period ended December 31, 1995:
   Class A Shares                              $10.37              $10.73        $0.29           $74,761
   Class B Shares                               10.38               10.74         0.27               934
   Class C Shares                               10.36               10.72         0.26               280
   Institutional Class Shares                   10.37               10.74         0.29            44,566

If you have any questions about your Fund, please call Voyageur Shareholder Services Department at (800) 545-3863 or talk with your investment advisor.

Thank you for investing with Voyageur.

Sincerely,


John G. Taft
President
Voyageur U.S. Government Securities Fund


DISCUSSION OF FUND PERFORMANCE BY JANE M. WYATT

MS. WYATT IS CHIEF INVESTMENT OFFICER FOR VOYAGEUR FUNDS AND PORTFOLIO MANAGER FOR THE VOYAGEUR U.S. GOVERNMENT SECURITIES FUND. SHE IS A CHARTERED FINANCIAL ANALYST WITH 19 YEARS EXPERIENCE IN FIXED INCOME TRADING AND RISK MANAGEMENT.

The Fund's performance results for the six-month reporting period ended December 31, 1995, were as follows: the Voyageur U.S. Government Securities Fund achieved a total return at net asset value of 6.56% for Class A shares; 6.29% for Class B shares; 6.17% for Class C shares; and 6.56% for Institutional Class Shares. The Fund (A shares) received a 3 star rating for risk adjusted return as of December 31, 1995 from Morningstar. The Voyageur U.S. Government Securities Fund was ranked as follows among all general government bond funds as of December 31, 1995: for 1 year, it was ranked 23 of 361 funds; for 3 years, it was ranked 16 of 184 funds; and for 5 years, it was ranked 9 of 117 funds. (Note: Morningstar proprietary rating reflect historical risk-adjusted performance as of 12/31/95. The ratings are subject to change every month. The General Government Bond Objective seeks income as blend of mortgage-backed securities, Treasuries, and agency securities. Also keep in mind that past performance is no guarantee of future results.)

As John Taft mentioned in his introduction, the Federal Reserve Board modestly lowered the federal funds rate on two separate occasions during this reporting period. The fed funds rate was reduced by .25% (25 basis points) in July, then again by the same amount in December. Moreover, on January 31, 1996, the federal funds rate was dropped by 25 basis points, and at this time, the market is waiting for another cut.

In the political arena, Congress continues--at the time of this printing--to debate balancing the federal budget. During this reporting period, the
Congressional impasse affected many Americans through periods of lessened government services and partial shutdowns. The Federal Reserve Board and its chairman, Alan Greenspan, are paying close attention to the debate and would obviously be pleased with concrete evidence of fiscal discipline. Although the Fed does not anticipate a recession, Greenspan's recent Humphey-Hawkins testimony reflected his desire to keep the funds rate at a neutral, not restrictive level.

The Voyageur U.S. Government Securities Fund is comprised of U.S. Treasury securities and GNMA mortgage obligations. As you know, bond funds--even when made up of U.S. government guaranteed securities--can fluctuate in value. The guarantee assures that interest will be paid on time and that the bonds will be redeemed at face value at maturity. Until then, market value of such bonds can (and does) vary. U.S. Treasury bonds are thought to have no credit risk, because they are backed by the full faith and credit of the United States Treasury, but U.S. Treasury bonds are still subject to market risk, sometimes called interest rate risk, because prices are directly affected by changes in interest rates.

Through much of the reporting period, we used mortgage-backed securities very aggressively. We allocated a greater percentage of the Fund to defensive GNMA mortgage-backed bonds than to Treasuries. We did this to add income and to be somewhat more defensive in a volatile market environment. At the beginning of the reporting period, the Fund was comprised of approximately 57% of the Fund in mortgage-backed securities and 43% of the Fund in Treasuries. We kept a similar weighting in mortgage-backed securities throughout most of the period. At the end of the reporting period, we positioned the Fund differently with approximately 56% of the Fund in Treasuries and 44% in mortgage-backed securities. The downward trend in mortgage rates raises the risk of prepayments. We have anticipated that refinancings will occur, but far below the levels experienced in 1993's market.

The Fund performed very well in 1995 and those investors who weathered 1994s bear market have experienced a very good year in 1995, as this report confirms. Our outlook for 1996 includes continued low rates of inflation. We expect a Consumer Price Index (CPI) increase of 2.5% to 2.8%. We also expect slowing of economic growth, as measured by a rise of approximately 2.0% to 2.4% in the U.S. Gross Domestic Product. We also expect stable to slightly declining interest rates, perhaps further reductions of .5% to .75%, which will likely occur well in advance of the November elections.

In conclusion, Voyageur believes that 1996 will be a favorable one for the market, but we advise investors against expectations of total return levels achieved in 1995.

VOYAGEUR U.S. GOVERNMENT SECURITIES FUND
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)                                                   DECEMBER 31, 1995
-------------------------------------------------------------------------------------------------------------------
ASSETS
Investments in securities, at market value (note 1)
   (identified cost: $113,630,676)...............................................................    $120,164,062
Accrued interest receivable .....................................................................       1,217,645
Receivable for Fund shares sold..................................................................           62,736
                                                                                                    -------------
   Total assets .................................................................................     121,444,443
                                                                                                    -------------

LIABILITIES
Bank overdraft...................................................................................         176,450
Dividends payable to shareholders................................................................         579,870
Distribution fees payable........................................................................          79,841
Other accrued expenses ..........................................................................           65,287
                                                                                                    -------------
   Total liabilities.............................................................................         901,448
                                                                                                    -------------
NET ASSETS APPLICABLE TO OUTSTANDING CAPITAL STOCK ..............................................   $ 120,542,995
                                                                                                    =============

Represented by:
   Capital stock - authorized 10,000,000,000 shares of $.01 par value............................         112,311
   Additional paid-in capital....................................................................     120,431,132
   Undistributed net investment income...........................................................         171,582
   Accumulated net realized loss from investments ...............................................      (6,705,416)
   Unrealized appreciation of investments .......................................................       6,533,386
                                                                                                    -------------
     TOTAL NET ASSETS............................................................................   $ 120,542,995
                                                                                                    =============

Net assets applicable to outstanding Class A Shares..............................................   $  74,762,157
                                                                                                    =============
Net assets applicable to outstanding Class B Shares..............................................   $     934,334
                                                                                                    =============
Net assets applicable to outstanding Class C Shares..............................................   $     280,376
                                                                                                    =============
Net assets applicable to outstanding Institutional Class Shares..................................   $  44,566,128
                                                                                                    =============

SHARES OUTSTANDING AND NET ASSET VALUE PER SHARE
   Class A Shares (6,966,672 shares outstanding) (note 4)........................................          $10.73
                                                                                                           ======
   Class B Shares (87,007 shares outstanding) (note 4)...........................................          $10.74
                                                                                                           ======
   Class C Shares (26,155 shares outstanding) (note 4)...........................................          $10.72
                                                                                                           ======
   Institutional Class Shares (4,151,248 shares outstanding) (note 4)............................          $10.74
                                                                                                           ======

See accompanying notes to financial statements.

VOYAGEUR U.S. GOVERNMENT SECURITIES FUND
STATEMENT OF OPERATIONS (UNAUDITED)                                            SIX MONTHS ENDED DECEMBER 31, 1995
-----------------------------------------------------------------------------------------------------------------
Investment income:
   Interest......................................................................................      $4,482,886
                                                                                                       ----------

Expenses (note 3):
   Investment advisory and management fee........................................................         321,840
   Dividend disbursing, administrative and accounting services fees..............................          94,120
   Distribution fees (Class A)...................................................................          93,865
   Distribution fees (Class B)...................................................................           2,608
   Distribution fees (Class C)...................................................................           1,234
   Distribution fees (Institutional Class).......................................................          66,100
   Printing, postage and supplies................................................................          14,338
   Audit fees....................................................................................          13,778
   Legal fees....................................................................................          10,081
   Custodian fees................................................................................          15,398
   Directors' fees...............................................................................           3,434
   Registration fees.............................................................................          20,953
   Other.........................................................................................          14,887
                                                                                                       ----------
     Total expenses..............................................................................         672,636
   Less: Expenses waived or absorbed by the distributor..........................................            (668)
                                                                                                       ----------
   Net expenses before expenses paid indirectly..................................................         671,968
   Less: Expenses paid indirectly................................................................            (204)
                                                                                                       ----------
     Total net expenses..........................................................................         671,764
                                                                                                       ----------
     Investment income - net.....................................................................       3,811,122
                                                                                                       ----------

Realized and unrealized gain (loss) on investments (note 2):
   Realized gain on security transactions........................................................       3,058,328
   Net change in unrealized appreciation or depreciation of investments..........................       1,145,421
                                                                                                       ----------
     Net gain on investments.....................................................................       4,203,749
                                                                                                       ----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.............................................      $8,014,871
                                                                                                       ==========

See accompanying notes to financial statements.

VOYAGEUR U.S. GOVERNMENT SECURITIES FUND
STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
-------------------------------------------------------------------------------------------------------------------
                                                                                   SIX MONTHS            YEAR
                                                                                      ENDED             ENDED
                                                                                DECEMBER 31, 1995      JUNE 30,
Operations:                                                                        (UNAUDITED)           1995
                                                                                -----------------    ------------
   Investment income - net.................................................     $   3,811,122        $  8,267,737
   Net realized gain (loss) on investments.................................         3,058,328          (9,763,744)
   Net change in unrealized appreciation or depreciation of investments....         1,145,421          18,185,818
                                                                                 ------------        ------------
     Net increase in net assets resulting from operations..................         8,014,871          16,689,811
                                                                                 ------------        ------------
Distributions to shareholders from:
   Investment income - net:
     Class A...............................................................        (2,105,946)         (4,919,889)
     Class B...............................................................           (12,524)             (2,497)
     Class C...............................................................            (5,957)             (1,136)
     Institutional Class...................................................        (1,493,580)         (3,344,215)
   Distributions in excess of net investment income:
     Class A...............................................................                --             (12,813)
     Class B...............................................................                --                  (7)
     Class C...............................................................                --                  (3)
     Institutional Class...................................................                --              (8,710)
   Net realized gain on investments:
     Class A...............................................................                --            (160,578)
     Class B...............................................................                --                 (36)
     Institutional Class...................................................                --            (100,354)
                                                                                 ------------        ------------
       Total distributions.................................................        (3,618,007)         (8,550,238)
                                                                                 ------------        ------------

Share transactions: (note 4)
   Proceeds from sale of shares:
     Class A (note 3)......................................................         3,679,387           9,513,749
     Class B...............................................................           769,953             130,370
     Class C...............................................................            49,659             218,517
     Institutional Class...................................................         8,013,049          17,648,013
   Net asset value of shares issued in reinvestment of net investment income and net realized gain distributions:
       Class A.............................................................         1,215,802           3,394,023
       Class B.............................................................             3,572                 952
       Class C.............................................................             1,008                 564
       Institutional Class.................................................           859,722           1,908,755
   Payments for redemption of shares:
     Class A...............................................................        (8,586,528)        (26,146,449)
     Class B (note 3)......................................................            (3,734)            (22,398)
     Class C...............................................................                --                 (10)
     Institutional Class...................................................       (20,545,690)        (18,678,004)
                                                                                 ------------        ------------
   Decrease in net assets from share transactions..........................       (14,543,800)        (12,031,918)
                                                                                 ------------        ------------
     Total decrease in net assets..........................................       (10,146,936)         (3,892,345)
Net assets at beginning of year............................................       130,689,931         134,582,276
                                                                                 ------------        ------------
Net assets at end of year (including undistributed (distributions in excess of)
   net investment income of $171,852 and $(21,533), respectively)..........      $120,542,995        $130,689,931
                                                                                 ============        ============

See accompanying notes to financial statements.


VOYAGEUR U.S. GOVERNMENT SECURITIES FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Voyageur U. S. Government Securities Fund (the Fund) is a portfolio within Voyageur Funds, Inc. which is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Fund seeks high current income from investments issued, guaranteed or otherwise backed by the full faith and credit of the U.S. Government. The Fund offers Class A, Class B, Class C and Institutional Class Shares. Class A Shares are sold with a front-end sales charge. Class B Shares may be subject to a contingent deferred sales charge and such shares automatically convert to Class A after eight years. Class C Shares are sold subject to a contingent deferred sales charge and have no conversion feature. Institutional Class Shares are sold without a front-end sales charge and are not subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that the level of distribution fees charged differs between classes. Income, expenses (other than expenses incurred under each class' Distribution Agreement) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its proportionate net assets.

     The significant accounting policies followed by the Fund are summarized as follows:

USE OF ESTIMATES
     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of net increase (decrease) in net assets from operations during the reporting period. Actual results could differ from those estimates.

INVESTMENTS IN SECURITIES

Securities are valued at fair value as determined by the Board of Directors. Determination of fair value involves, among other things, using pricing services or prices quoted by independent brokers. Short-term securities are valued at amortized cost which approximates market value. Security transactions are accounted for on the trade date. Securities gains and losses are calculated on the identified-cost basis. Interest income, including level-yield amortization of premium and discount, is accrued daily.

FEDERAL INCOME TAXES

     The  Fund's  policy  is to comply  with the  requirements  of the  Internal
Revenue Code applicable to regulated investment companies and to distribute income to shareholders in amounts that will avoid or minimize federal income or excise taxes for the Fund. Net investment income and net realized gains (losses) for the Fund may differ for financial statement and tax purposes primarily because of losses deferred for tax purposes due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.
     For federal income tax purposes, at June 30, 1995, the Fund had a capital loss carryover of $9,676,704 that will expire in 2003 and 2004 if not offset by subsequent capital gains. It is unlikely that the Board of Directors will authorize a distribution of any net realized capital gains until the available capital loss carryover has been offset or expires.

DISTRIBUTIONS TO SHAREHOLDERS

     Dividends declared daily from net investment income are payable monthly in cash or may be reinvested in additional shares of the Fund at net asset value. Net realized short-term capital gains, when available, may be distributed throughout the year. Net realized long-term capital gains, when available, are distributed annually.

REPURCHASE AGREEMENTS

     Securities pledged as collateral for repurchase agreements are held by the Fund's custodian bank until maturity of the repurchase agreement. Procedures for all agreements ensure that the daily market value of the collateral is in excess of the repurchase agreement in the event of default.

(2)  INVESTMENT SECURITIES TRANSACTIONS

     Purchase cost and proceeds of sales of investment securities, other than short-term securities, aggregated $88,062,264 and $101,477,682, respectively, for the six months ended December 31, 1995.

(3)  EXPENSES

     The Fund has an investment advisory agreement with Voyageur Fund Managers, Inc. (Voyageur), under which Voyageur manages the Fund's assets and furnishes related office facilities, equipment, research and personnel. The Fund pays a monthly fee to Voyageur equal to an annual rate of .50% of the Fund's average daily net assets
     The Fund also has Distribution Agreements under Rule 12b-1 of the Investment Company Act of 1940 with Voyageur Fund Distributors, Inc. (Fund Distributors). The Fund is obligated to pay Fund Distributors a monthly distribution fee at an annual rate of .25% of the average daily net assets of the Class A and Institutional Class Shares and 1.00% of the average daily net assets of the Class B and Class C Shares. Fund Distributors may waive all or part of its distribution fee at its sole discretion. During the six months ended December 31, 1995, Fund Distributors voluntarily waived Class B distribution fees of $668.

     The Fund will also pay a fee to Voyageur for acting as the Fund's dividend disbursing, administrative and accounting services agent. The fee is paid monthly and is equal to the sum of $1.33 per shareholder account per month, a fixed monthly fee ranging from $1,000 to $1,500 based on the level of the Fund's average daily net assets and an annualized percentage of average daily net assets at reducing rates from .11% to .02%. The Fund is also responsible for reimbursing Voyageur's out-of-pocket expenses in connection with the performance of dividend disbursing, administrative and accounting services.
     In addition to the fees above, the Fund is responsible for paying most other operating expenses including directors' fees, registration fees, printing of shareholder reports, legal and auditing services, and other miscellaneous expenses. Under the investment advisory agreement, Voyageur is obligated to pay all expenses and fees (excluding distribution fees, interest, taxes and brokerage commission) which exceed 1.00% of the Fund's average daily net assets, on an annual basis. The Fund earned $204 in credits on uninvested cash balances held by the Fund at the custodian which were used to reduce fees for custodial services provided by the custodian bank.
     Sales charges paid by Class A shareholders were $81,831 during the six months ended December 31, 1995. Of this amount, Fund Distributors received $10,106. Contingent deferred sales charges paid by Class B shareholders were $136 during the six months ended December 31, 1995.

(4)  SHARE TRANSACTIONS

Transactions in shares for the periods ended December 31, 1995 and June 30, 1995 were as follows:

                                                  CLASS A                                     CLASS B
                                    ------------------------------------           ----------------------------
                                       SIX MONTHS               YEAR                 SIX MONTHS           YEAR
                                          ENDED                 ENDED                  ENDED             ENDED
                                    DECEMBER 31, 1995          JUNE 30,           DECEMBER 31, 1995     JUNE 30,
                                       (UNAUDITED)              1995                (UNAUDITED)          1995
                                    -------------           -------------           ---------          --------
Shares sold......................        353,915                 987,529               73,669            13,081
Shares issued for
   reinvested distributions......        117,168                 347,009                  343                95
Shares redeemed..................       (821,205)             (2,693,318)                (364)           (2,323)
                                    -------------           -------------           ---------          --------
Increase (decrease) in shares
   outstanding...................      (350,122)              (1,358,780)              73,648            10,853
                                    ============            =============           =========          ========

                                                                                           INSTITUTIONAL
                                                  CLASS C                                      CLASS
                                    -------------------------------------         -------------------------------
                                       SIX MONTHS            PERIOD FROM             SIX MONTHS            YEAR
                                          ENDED           JANUARY 10, 1995*             ENDED              ENDED
                                    DECEMBER 31, 1995        TO JUNE 30,          DECEMBER 31, 1995      JUNE 30,
                                       (UNAUDITED)               1995                 (UNAUDITED)           1995
                                    ----------------      ----------------        -----------------      ---------
Shares sold......................         4,766                 21,237                  769,697          1,832,690
Shares issued for
   reinvested distributions......            97                     56                   82,822            194,552
Shares redeemed..................            --                     (1)              (1,949,005)        (1,895,210)
                                      ---------             ----------             ------------        -----------
Increase (decrease) in shares
   outstanding...................         4,863                 21,292               (1,096,486)           132,032
                                      =========              =========             ============        ===========

_________________________________
* Commencement of operations.

(5)  FINANCIAL HIGHLIGHTS

     Per share data (rounded to the nearest cent) for a share of capital stock outstanding and selected information for each period are as follows:

                                                                             CLASS A
                                          -----------------------------------------------------------------------

                                              SIX MONTHS
                                                 ENDED
                                           DECEMBER 31, 1995                              YEAR ENDED JUNE 30,
                                              (UNAUDITED)        1995       1994      1993       1992       1991
Net asset value:                               ---------        -----      ------    ------     ------      -----
   Beginning of period....................      $10.37          $9.76      $10.99    $10.46     $ 9.99      $9.77
                                                ------          -----      ------    ------     ------      -----

Operations:
   Net investment income..................         .31            .62         .55       .61        .67        .78
   Net realized and unrealized
     gain (loss) on investments...........         .34            .63        (.94)      .83        .76        .32
                                                ------          -----      ------    ------     ------      -----
       Total from operations..............         .65           1.25        (.39)     1.44       1.43       1.10
                                                ------          -----      ------    ------     ------      -----

Distributions to shareholders:
   From net investment income.............        (.29)          (.62)       (.55)     (.61)      (.67)      (.78)
   From net realized gains................          --           (.02)       (.29)     (.30)      (.29)      (.10)
                                                ------          -----      ------    ------     ------      -----
     Total distributions..................        (.29)          (.64)       (.84)     (.91)      (.96)      (.88)
                                                ------          -----      ------    ------     ------      -----

Net asset value:
   End of period..........................       $10.73        $10.37      $ 9.76    $10.99     $10.46      $9.99
                                                 ======        ======      ======    ======     ======      =====

Total investment return (d)...............        6.56%         13.45%     (3.95)%    14.25%     14.68%     11.67%
Net assets at end of
   period (000's omitted).................      $74,761        $75,886     $84,660  $112,604    $53,332    $22,176

Ratios:
   Ratio of expenses to
     average daily net assets (b).........     1.04%(e)           .95%        .96%     1.10%      1.00%       .95%
   Ratio of net investment income
     to average daily net assets (b)......     5.93%(e)          6.38%       5.10%     5.61%      6.60%      7.95%
   Portfolio turnover rate (excluding
     short-term securities)...............       69.28%        144.39%     124.38%   175.02%    198.54%    186.15%


See accompanying notes to Financial Highlights.

(5)  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                         CLASS B                                CLASS C
                                        ----------------------------------------     ----------------------------
                                          SIX MONTHS                 PERIOD FROM       SIX MONTHS     PERIOD FROM
                                             ENDED         YEAR        JUNE 6,            ENDED       JANUARY 10,
                                         DECEMBER 31,      ENDED     1994(c) TO       DECEMBER 31,    1995(c) TO
                                             1995         JUNE 30,     JUNE 30,            1995         JUNE 30,
                                          (UNAUDITED)       1995        1994         (UNAUDITED)       1995
                                        -------------     --------   -----------     -------------     -----------
Net asset value:
   Beginning of period................      $10.38         $9.75       $10.05             $10.36         $9.48
                                            ------         -----       ------             ------         -----

Operations:
   Net investment income..............        .28            .56          .01               .27            .27
   Net realized and unrealized
     gain (loss) on investments.......        .35            .65         (.28)              .35            .88
                                            ------         -----       ------             ------         -----
       Total from operations..........        .63           1.21         (.27)              .62           1.15
                                            ------         -----       ------             ------         -----

Distributions to shareholders:
   From net investment income.........       (.27)          (.56)        (.01)             (.26)          (.27)
   From net realized gains............         --           (.02)        (.02)               --             --
                                            ------         -----       ------             ------         -----
     Total distributions..............       (.27)          (.58)        (.03)             (.26)          (.27)
                                            ------         -----       ------             ------         -----

Net asset value:
   End of period......................      $10.74         $10.38       $9.75             $10.72         $10.36
                                            ======         ======       =====             ======         ======

Total investment return (d)...........       6.29%         12.90%      (2.68)%             6.17%         12.73%
Net assets at end of
   period (000's omitted).............        $934           $139          $24              $280           $221

Ratios:
   Ratio of expenses to
     average daily net assets (f).....    1.44%(e)          1.54%      .30%(a)          1.76%(e)       1.62%(e)
   Ratio of net investment income
     to average daily net assets (f)..    5.29%(e)          5.56%      .11%(a)          5.12%(e)       5.10%(e)
   Portfolio turnover rate (excluding
     short-term securities)...........      69.28%        144.39%      124.38%            69.28%        144.39%


See accompanying notes to Financial Highlights.

(5)  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                         INSTITUTIONAL CLASS
                                                        --------------------------------------------------------
                                                           SIX MONTHS            YEAR             PERIOD FROM
                                                              ENDED              ENDED          JUNE 6, 1994(c)
                                                        DECEMBER 31, 1995       JUNE 30,          TO JUNE 30,
                                                           (UNAUDITED)            1995               1994
                                                        -----------------       ---------        ---------------
Net asset value:
   Beginning of period.........................              $10.37              $9.75             $10.05
                                                             ------              -----             ------

Operations:
   Net investment income.......................                .31                 .62                .01
   Net realized and unrealized
     gain (loss) on investments................                .35                 .64               (.28)
                                                             ------              -----             ------
       Total from operations...................                .66                1.26               (.27)
                                                             ------              -----             ------

Distributions to shareholders:
   From net investment income..................               (.29)               (.62)              (.01)
   From net realized gains.....................                 --                (.02)              (.02)
                                                             ------              -----             ------
     Total distributions.......................               (.29)               (.64)              (.03)
                                                             ------              -----             ------

Net asset value:
   End of period...............................              $10.74              $10.37              $9.75
                                                             ======              ======              =====

Total investment return (d)....................               6.56%              13.57%            (2.64)%
Net assets at end of
   period (000's omitted)......................             $44,566             $54,445            $49,898

Ratios:
   Ratio of expenses to
     average daily net assets (g)..............            1.05%(e)                .94%            .25%(a)
   Ratio of net investment income
     to average daily net assets (g)...........            5.93%(e)               6.39%            .16%(a)
   Portfolio turnover rate (excluding
     short-term securities)....................              69.28%             144.39%            124.38%



See accompanying notes to Financial Highlights.

(5)  FINANCIAL HIGHLIGHTS (CONTINUED)

NOTES TO FINANCIAL HIGHLIGHTS
-----------------------------

(a) Ratios presented for the period from June 7, 1994 to June 30, 1994 are not annualized as they are not indicative of anticipated annual results.
(b) The Fund's adviser waived, absorbed or reduced expenses representing voluntary waivers of $119, $1,582, $30,000, $93,839 and $41,921 for the
     periods ended December 31, 1995, June 30, 1995, 1993, 1992 and 1991. If the Fund had been charged for the expenses which were voluntarily waived, the ratio of expenses to average daily net assets would have been 1.04% for the period ended December 31, 1995, .95% for the period ended June 30, 1995, 1.14% for the period ended June 30, 1993, and equal to the contractual expense limitation of 1.25% for the periods ended June 30, 1992 and 1991. The ratio of net investment income to average daily net assets would have been 5.93%, 6.38%, 5.57%, 6.35% and 7.65%, respectively.
(c)  Commencement of investment operations.
(d) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
(e)  Annualized.
(f) The Fund's advisor waived, absorbed or reduced expenses representing voluntary waivers of $669 and $65 for Class B Shares and $0 and $6 for Class C Shares during the periods ended December 31, 1995 and June 30, 1995, respectively. If the Fund had been charged for the expenses which were voluntarily waived, the ratio of expenses to average daily net assets would have been 1.69% and 1.69 % for Class B and 1.76% and 1.65% for Class C Shares during the periods ended December 31, 1995 and June 30, 1995, respectively. The ratio of net investment income to average daily net assets would have been 5.04% and 5.41% for Class B Shares and 5.12% and 5.07% for Class C Shares for the periods ended December 31, 1995 and June 30, 1995, respectively.
(g) The Fund's advisor waived, absorbed or reduced expenses representing voluntary waivers of $84 and $1,066 for Institutional Class Shares during the periods ended December 31, 1995 and June 30, 1995, respectively. If the Fund had been charged for the expenses which were voluntarily waived, the ratio of expenses to average daily net assets would have been 1.05% and
     0.94 % for Institutional Class Shares during the periods ended December 31, 1995 and June 30, 1995, respectively. The ratio of net investment income to average daily net assets would have been 5.93% and 6.39% for Institutional Class Shares for the periods ended December 31, 1995 and June 30, 1995, respectively.

VOYAGEUR U.S. GOVERNMENT SECURITIES FUND
INVESTMENTS IN SECURITIES (UNAUDITED)                                                             DECEMBER 31, 1995
-------------------------------------------------------------------------------------------------------------------
                                                                                      PRINCIPAL            MARKET
                                NAME OF ISSUER                                         AMOUNT             VALUE(A)
-------------------------------------------------------------------------------------------------------------------
(Percentage of each investment category relates to total net assets)

BONDS (99.7%):
  U.S. GOVERNMENT AGENCY OBLIGATIONS (44.6%):
-------------------------------------------------------------------------------------------------------------------
   Government National Mortgage Association
     Mortgage-Backed Pass-Thru Certificates
       10.00%    due 12/20/02                                                      $    97,638        $    101,574
       10.00%    due 03/15/16                                                           99,270             109,826
        8.00%    due 01/15/17                                                           76,835              80,909
        7.00%    due 05/15/23                                                          883,198             895,774
        7.00%    due 06/15/23                                                        2,637,218           2,670,315
        7.00%    due 07/15/23                                                        3,882,609           3,931,336
        7.00%    due 11/15/23                                                        1,073,892           1,087,369
        7.00%    due 01/15/24                                                        1,860,369           1,885,338
        7.00%    due 02/15/24                                                        9,309,211           9,427,672
        6.50%    due 03/15/24                                                        6,034,713           5,988,728
        7.00%    due 03/15/24                                                        3,002,639           3,040,322
        7.00%    due 04/15/24                                                        3,058,345           3,096,728
        6.50%    due 05/15/24                                                        6,029,867           5,983,920
        7.00%    due 05/15/24                                                        9,426,046           9,544,343
        7.00%    due 06/15/24                                                        3,877,139           3,925,797
        7.00%    due 09/15/25                                                        1,956,464           1,981,018
                                                                                                      ------------
                                                                                                        53,750,969
                                                                                                      ------------
  U.S. TREASURY ISSUES (55.1%):
-------------------------------------------------------------------------------------------------------------------
   U.S. Treasury Notes
        8.75%    due 10/15/97                                                        1,000,000           1,059,840
        8.00%    due 08/15/99                                                          500,000             543,280
        8.50%    due 02/15/00                                                          500,000             557,185
        6.75%    due 04/30/00                                                        1,000,000           1,052,330
        8.875%   due 05/15/00                                                        1,000,000           1,135,000
        5.625%   due 11/30/00                                                       11,000,000          11,102,520
        7.875%   due 08/15/01                                                       14,000,000          15,635,620
        7.50%    due 05/15/02                                                        1,150,000           1,275,063
        6.375%   due 08/15/02                                                        2,000,000           2,099,080
        5.75%    due 08/15/03                                                        1,500,000           1,518,045
        5.875%   due 11/15/05                                                       10,000,000          10,222,200
       10.00%    due 05/15/10                                                       15,500,000          20,212,930
                                                                                                      ------------
                                                                                                        66,413,093
                                                                                                      ------------

        TOTAL INVESTMENTS IN SECURITIES (cost: $113,630,676) (b)                                      $120,164,062
                                                                                                      ============

NOTES TO INVESTMENTS IN SECURITIES
----------------------------------

(a) Securities are valued by procedures described in note 1 to the financial statements.

(b) The cost of securities for federal income tax purposes was $113,717,716 and the aggregate gross unrealized appreciation and depreciation based on this cost was:

          Gross unrealized appreciation......    $6,637,117
          Gross unrealized depreciation......      (190,771)
                                                 ----------
            Net unrealized appreciation......    $6,446,346
                                                 ==========